                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Select Funds, Inc. (1933 Act File No. 333-45972; 1940 Act
File No. 811-10135) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant on behalf of the Dividend Income Fund do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 ("Amendment No. 4") to its
Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 4 was filed electronically.

                             WADDELL & REED ADVISORS
                             SELECT FUNDS, INC.

Dated:  July 2, 2003         By:  /s/Kristen A. Richards
                             ----------------------------
                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel